Related Party Transactions (Tables)	6 Months Ended	11 Months Ended
	Oct. 31, 2015	Apr. 30, 2015
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

	Three Months Ended		Six Months Ended
	October 31,		October 31,
(in millions)	2015	2014	2015	2014

Golden Gate Capital	$1.4	$1.5	$2.8	$3.0
Summit Partners	0.5	0.5	1.0	1.0
Total management fees and expenses	$1.9	$2.0	$3.8	$4.0

	11 Months Ended	Year Ended May 31,
(in millions)	April 30, 2015	2014	2013
Golden Gate Capital	$4.9	$5.9	$5.6
Summit Partners	1.8	2.0	1.8
Total management fees and expenses	$6.7	$7.9	$7.4